Investment Risks	Jan. 31, 2026
American Beacon Select Funds | American Beacon AHL Trend ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	There is no assurance that the Fund will achieve its investment objective, and you could lose part or all of your investment in the Fund.
American Beacon Select Funds | American Beacon AHL Trend ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
American Beacon Select Funds | American Beacon AHL Trend ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk
The Fund is non-diversified, which means it may focus its investments in the securities of a comparatively small number of issuers. Investments in securities of a limited number of issuers exposes the Fund to greater market risk, price volatility and potential losses than if assets were diversified among the securities of a greater number of issuers.

American Beacon Select Funds | American Beacon AHL Trend ETF | Allocation Risk
Prospectus [Line Items]
Risk [Text Block]
Allocation Risk
The allocations among strategies, asset classes and market exposures may be less than optimal and may adversely affect the Fund’s performance. There can be no assurance, particularly during periods of market disruption and stress, that judgments about allocations will be correct. The Fund’s allocations may be invested in strategies, asset classes and market exposures during a period when such strategies, asset classes and market exposures underperform.

American Beacon Select Funds | American Beacon AHL Trend ETF | Asset Selection Risk
Prospectus [Line Items]
Risk [Text Block]	Asset Selection Risk Assets selected for the Fund may not perform to expectations. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.
American Beacon Select Funds | American Beacon AHL Trend ETF | Commodities Risk
Prospectus [Line Items]
Risk [Text Block]
Commodities Risk
The Fund’s investments in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, commodity price volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as changes in supply and demand, resource availability, speculation in the commodities markets, drought, floods, weather, livestock disease, pandemics, embargoes, tariffs, war, acts of terrorism and international economic, political and regulatory developments. The Fund may invest significantly in a particular sector of the commodities market (such as oil, metal or agricultural products). As a result, the Fund may be more susceptible to risks associated with those sectors. No active trading market may exist for certain commodities investments. The Fund’s investments in commodity-related instruments may lead to losses in excess of the Fund’s investment in such products, as some commodity-linked derivatives can have the potential for unlimited losses. Such losses can significantly and adversely affect the net asset value (“NAV”) per share of the Fund and, consequently, a shareholder’s interest in the Fund. Because the Fund’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of significant fluctuations in the value of the Fund’s shares.

American Beacon Select Funds | American Beacon AHL Trend ETF | Counterparty Risk
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk
The Fund is subject to the risk that a party or participant to a transaction, such as a broker or a derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the Fund.

American Beacon Select Funds | American Beacon AHL Trend ETF | Credit Risk
Prospectus [Line Items]
Risk [Text Block]
Credit Risk
The Fund is subject to the risk that the issuer, guarantor or insurer of an obligation, or the counterparty to a transaction, may fail, or become less able or unwilling, to make timely payment of interest or principal or otherwise honor its obligations or default completely. Changes in the actual or perceived creditworthiness of an issuer, or a downgrade or default affecting any of the Fund’s securities, could affect the Fund’s performance. Generally, the longer the maturity and the lower the credit quality of a security, the more sensitive it is to credit risk.

American Beacon Select Funds | American Beacon AHL Trend ETF | Crowding/Convergence Risk
Prospectus [Line Items]
Risk [Text Block]
Crowding/Convergence Risk
There is significant competition among quantitatively-focused managers, and the ability of the sub-advisor to outperform other funds is dependent on its ability to employ models that are simultaneously profitable and differentiated from those employed by other managers. To the extent that the sub-advisor is not able to develop sufficiently differentiated models, the Fund’s investment objective may not be met, irrespective of whether the models are profitable in an absolute sense.

American Beacon Select Funds | American Beacon AHL Trend ETF | Currency Risk
Prospectus [Line Items]
Risk [Text Block]
Currency Risk
The Fund may have exposure to foreign currencies. Foreign currencies may fluctuate significantly over short periods of time, may be affected unpredictably by intervention, or the failure to intervene, of the  U.S. or foreign governments or central banks, and may be affected by currency controls or political developments in the U.S. or abroad. Foreign currencies may also decline in value relative to the U.S. dollar and other currencies and thereby affect the Fund’s investments.

American Beacon Select Funds | American Beacon AHL Trend ETF | Cybersecurity and Operational Risk
Prospectus [Line Items]
Risk [Text Block]
Cybersecurity and Operational Risk
Operational risks arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents may negatively impact the Fund, its service providers and third-party fund distribution platforms, including the ability of shareholders to transact in the Fund’s shares, and result in financial losses. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, shareholder data, or proprietary information, or cause the Fund or its service providers, as well as securities trading venues and their service providers, to suffer data corruption or lose operational functionality. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Fund or its service providers to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. The Fund cannot control the cybersecurity and operational plans and systems of its service providers, its counterparties or the issuers of securities in which the
Fund invests. The issuers of the Fund’s investments are likely to be dependent on computers for their operations and require ready access to their data and the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of the Fund’s investments, leading to significant loss of value.

American Beacon Select Funds | American Beacon AHL Trend ETF | Derivatives Risk
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk
Derivatives may involve significant risk. The use of derivative instruments may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities or other instruments underlying those derivatives, including the high degree of leverage often embedded in such instruments, and potential material and prolonged deviations between the theoretical value and realizable value of a derivative. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. The use of derivatives may also increase any adverse effects resulting from the underperformance of strategies, asset classes and market exposures to which the Fund has allocated its assets. Derivatives may at times be highly illiquid, and the Fund may not be able to close out or sell a derivative at a particular time or at an anticipated price. Certain derivatives may be difficult to value, and valuation may be more difficult in times of market turmoil. Derivatives may also be more volatile than other types of investments. Derivative investments can increase portfolio turnover and transaction costs. Derivatives also are subject to counterparty risk  and credit risk. As a result, the Fund may not recover its investment or may only obtain a limited recovery, and any recovery may be delayed.  Not all derivative transactions require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty. Derivatives transactions requiring the Fund to post collateral may expose the Fund to greater losses in the event of a default by a counterparty.  There may be imperfect correlation between the behavior of a derivative and that of the reference instrument underlying the derivative. An abrupt change in the price of a reference instrument could render a derivative worthless. Derivatives may involve risks different from, and possibly greater than, the risks associated with investing directly in the reference instrument. The Fund may buy or sell derivatives not traded on an exchange, which may be subject to heightened  counterparty, liquidity and valuation risks. Suitable derivatives may not be available in all circumstances, and there can be no assurance that the Fund will use derivatives to reduce exposure to other risks when that might have been beneficial. Ongoing changes to the regulation of derivatives and changes in the regulation of funds using derivative instruments could limit the Fund’s ability to pursue its investment strategies. New regulation of derivatives may make them more costly, or may otherwise adversely affect their liquidity, value or performance.  In addition, the Fund’s investments in derivatives are subject to the following risks:
■
Foreign Currency Forward Contracts Risk. Foreign currency forward contracts, including non-deliverable forwards (“NDFs”), are derivative instruments pursuant to a contract where the parties agree to a fixed price for an agreed amount of foreign currency at an agreed date or to buy or sell a specific currency at a future date at a price set at the time of the contract and include the risks associated with fluctuations in currency. There are no limitations on daily price movements of forward contracts. There can be no assurance that any strategy used will succeed. Not all forward contracts, including NDFs, require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty. The use of foreign currency forward contracts may expose the Fund to additional risks, such as credit risk, liquidity risk, and counterparty risk, that it would not be subject to if it invested directly in the securities or currencies underlying the foreign currency forward contract. There are no limitations on daily price movements of forward contracts. There can be no assurance that any strategy used will succeed.

■
Futures Contracts Risk. Futures contracts are derivative instruments pursuant to a contract where the parties agree to a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Fund to additional risks, such as liquidity risk and counterparty risk, that it would not be subject to if it invested directly in the securities underlying those derivatives. There can be no assurance that any strategy used will succeed. There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. There also can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that the Fund has previously bought or sold, and this may result in the inability to close a futures contract when desired. Futures contracts may experience potentially dramatic price changes, which will increase the volatility of the Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract). The Fund may invest in the following types of futures contracts:

■
Foreign Currency Futures Contracts  Risk. Foreign currency futures contracts expose the Fund to risks associated with fluctuations in the value of foreign currencies. Foreign currency futures contracts are similar to foreign currency forward contracts, except that they are traded on exchanges (and may have margin requirements) and are standardized as to contract size and delivery date. The Fund may use foreign currency futures contracts for the same purposes as foreign currency forward contracts, subject to Commodity Futures Trading Commission (“CFTC”) regulations.

■
Government Bond Futures Contracts Risk. Government bond futures contracts, such as treasury futures contracts, expose  the  Fund to price fluctuations resulting from changes in interest rates and to potential losses if interest rates do not move as expected.

■	Index Futures Contracts Risk. Futures contracts on indices expose the Fund to volatility in an underlying index.
■
Treasury Futures Contracts Risk. Treasury futures contracts expose the Fund to price fluctuations resulting from changes in interest rates and to potential losses if interest rates do not move as expected.

American Beacon Select Funds | American Beacon AHL Trend ETF | Exchange-Traded Funds (ETFs) Risk
Prospectus [Line Items]
Risk [Text Block]
Exchange-Traded Funds (“ETFs”) Risk
As an ETF, the Fund is subject to the following risks:
■
Authorized Participants Concentration Risk. The Fund has a limited number of financial institutions that may act as authorized participants (i.e., large institutions that have entered into agreements with the distributor of the Fund’s shares and are authorized to transact in Creation Units (described below) with the Fund) (“Authorized Participants”). Only an Authorized Participant may transact in Creation Units directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. To the extent they exit the business or are otherwise unable to proceed in creation and redemption transactions with the Fund and no other Authorized Participant is able to step forward to create or redeem shares, then shares of the Fund may be more likely to trade at a premium or discount to net asset value (“NAV”) and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs that invest in securities or instruments that have lower trading volumes.

■
Cash Transactions Risk. Like other ETFs, the Fund sells and redeems its shares primarily in large blocks called “Creation Units” and only to Authorized Participants. Unlike many other ETFs, however, the Fund expects to effect its creations and redemptions at least partially or fully for cash, rather than in-kind securities. Thus, an investment in the Fund may be less tax-efficient than an investment in other ETFs as the Fund may recognize a capital gain that it could have avoided by making redemptions in-kind. As a result, the Fund may pay out higher capital gains distributions than ETFs that redeem in-kind. Further, paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio investments to obtain the cash needed to distribute redemption proceeds at an inopportune time.

■
Premium/Discount Risk. There may be times when the market price of the Fund’s shares is more than its NAV (at a premium) or less than its NAV (at a discount). As a result, shareholders of the Fund may pay more than NAV when purchasing shares and receive less than NAV when selling Fund shares. This risk is heightened in times of market volatility or periods of steep market declines. In such market conditions, market or stop loss orders to sell Fund shares may be executed at prices well below NAV.

■
Secondary Market Trading Risk. Investors buying or selling shares in the secondary market will normally pay brokerage commissions, which are often a fixed amount and may be a significant proportional cost for investors buying or selling relatively small amounts of shares. In addition, such investors may incur the cost of the “spread” also known as the bid-ask spread, which is the difference between what investors are willing to pay for Fund shares (the “bid”

price) and the price at which they are willing to sell Fund shares (the “ask” price). The bid-ask spread varies over time based on, among other things, trading volume, market liquidity and market volatility. Due to the Fund’s active trading strategy, it may be more difficult for market participants making a market in the Fund’s shares to hedge their exposure to Fund shares, which may lead to wider bid-ask spreads. Trading in Fund shares may be halted by the Exchange (as defined below) because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. In addition, although the Fund’s shares are listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained or that the Fund’s shares will continue to be listed.

American Beacon Select Funds | American Beacon AHL Trend ETF | Flexible Strategy Risk
Prospectus [Line Items]
Risk [Text Block]
Flexible Strategy Risk
The Fund uses a variety of investment strategies to achieve its investment objective. The sub-advisor does not attempt to keep the portfolio structure or the Fund’s performance consistent with any designated stock, bond or market index, and during times of market rallies, the Fund may not perform as well as other funds that seek to outperform an index. Over time, the investment performance of flexible strategies is typically substantially independent of longer term movements in the stock and bond market.

American Beacon Select Funds | American Beacon AHL Trend ETF | Foreign Exposure Risk
Prospectus [Line Items]
Risk [Text Block]
Foreign Exposure Risk
Exposure to  non-U.S. issuers carries potential risks not associated with exposure to U.S. issuers. Such risks may include, but are not limited to: (1) political and financial instability, (2) less liquidity, (3) greater volatility, and (4) different government regulation The Fund’s exposure to a foreign issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with that country, including tariffs, trade disputes and sanctions. Global economic and financial markets have become increasingly interconnected and conditions (including recent volatility, terrorism, war and political instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market.

American Beacon Select Funds | American Beacon AHL Trend ETF | Geographic Concentration Risk
Prospectus [Line Items]
Risk [Text Block]
Geographic Concentration Risk
From time to time, based on market or economic conditions, the Fund may invest a significant portion of its assets in the securities of issuers located in, or with significant economic ties to, a single country or geographic region, which could increase the risk that economic, market, political, business, regulatory, diplomatic, social and environmental conditions in that particular country or geographic region may have a significant impact on the Fund’s performance. Investing in such a manner could cause the Fund’s performance to be more volatile than the performance of more geographically diverse funds. A decline in the economies or financial markets of one country or region may adversely affect the economies or financial markets of another.
■
European Securities Risk. The Fund’s performance may be affected by political, social and economic conditions in Europe, such as growth of economic output (the gross national product of the countries in the region), the rate of inflation, the rate at which capital is reinvested into European economies, the success of governmental actions to reduce budget deficits, the resource self-sufficiency of European countries, the monetary exchange rates between European countries, and conflict between European countries. The European financial markets have experienced and may continue to experience volatility and adverse trends due to concerns relating to economic downturns; rising government debt levels and the possible default on government debt; national unemployment in several European countries; public health crises; political unrest; economic sanctions; inflation; energy crises; and war and military conflict, such as the Russian invasion of Ukraine. A default or debt restructuring by any European country could adversely impact holders of that country’s debt and sellers of credit default swaps linked to that country’s creditworthiness, which may be located in other countries. Such a default or debt restructuring could affect exposures to European countries. In addition, issuers have faced difficulties obtaining credit or refinancing existing obligations, and financial markets have experienced extreme volatility and declines in asset values and liquidity. These events have affected the exchange rate of the Euro and may continue to significantly affect European countries.
Responses to financial problems by European governments, central banks, and others, including austerity measures and other reforms, may not produce the desired results, may result in social unrest and may limit future growth and economic recovery or may have unintended consequences. The Fund makes investments in securities of issuers that are domiciled in member states of the European Union (the “EU”). The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. One or more countries may abandon the Euro and/or withdraw from the EU. The impact of these actions, especially if they occur in a disorderly fashion, could be significant and far-reaching. The United Kingdom’s withdrawal from the EU could be an indication that one or more other countries may withdraw from the EU and/or abandon the Euro. These events and actions have affected, and may in the future affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-EU member states.
The continuing effects on the economies of European countries of the Russia/Ukraine war and Russia’s response to sanctions imposed by the  U.S., EU, UK and others, are impossible to predict, but have been and could continue to be significant. For example, exports in Eastern Europe have been disrupted for certain key commodities, pushing commodity prices to record highs. Also, both wholesale energy prices and energy prices charged to consumers in Europe have increased significantly.

■
Japan Investment Risk. The Japanese economy may be subject to economic, political and social instability, which could have an adverse effect on the Japanese securities held by the Fund. The Japanese economy, which is heavily dependent upon international trade, may be adversely affected by global competition, trade tariffs, other government interventions and protectionist measures, excessive regulation, changes in international trade agreements, the economic conditions of its trading partners, the performance of the global economy, and regional and global conflicts. Political tensions between Japan and its trading partners could adversely affect the economy, especially the export sector, and destabilize the region as a whole. The domestic Japanese economy faces several concerns, including large government deficits, a declining domestic population and low birth rate, workforce shortages, and inflation. The Japanese government’s fiscal and monetary policies may have negative impacts on the Japanese economy. Japan is also heavily dependent on oil and other commodity imports, and higher commodity prices could therefore have a negative impact on the Japanese economy. Currency fluctuations, which have been significant at times, can have a considerable impact on exports and the overall Japanese economy. The Japanese yen may be affected by currency volatility elsewhere in Asia, especially Southeast Asia. Japanese intervention in the currency markets could cause the value of the yen to fluctuate sharply and unpredictably and could cause losses to investors. Natural disasters such as earthquakes, volcanic eruptions, typhoons or tsunamis, could occur in Japan and surrounding areas and may have a significant impact on the business operations of Japanese companies in the affected regions and Japan’s economy. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.

American Beacon Select Funds | American Beacon AHL Trend ETF | Hedging Risk
Prospectus [Line Items]
Risk [Text Block]
Hedging Risk
If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, or the hedged instrument does not correlate to the risk sought to be hedged, the hedge might be unsuccessful, reduce the Fund’s return, or create a loss. In addition, hedges, even when successful in mitigating risk, may not prevent the Fund from experiencing losses on its investments. Hedging instruments may also reduce or eliminate gains that may otherwise have been available had the Fund not used the hedging instruments.

American Beacon Select Funds | American Beacon AHL Trend ETF | High Portfolio Turnover Risk
Prospectus [Line Items]
Risk [Text Block]
High Portfolio Turnover Risk
Portfolio turnover is a measure of the Fund’s trading activity over a one-year period. The Fund may engage in active and frequent trading, which could increase the Fund’s transaction costs, have a negative impact on performance, and generate higher capital gain distributions to shareholders than if the Fund had lower portfolio turnover.

American Beacon Select Funds | American Beacon AHL Trend ETF | Interest Rate Risk
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risk
Generally, the value of investments with interest rate risk, such as fixed-income securities or derivatives, will move in the opposite direction as movements in interest rates. Factors including central bank monetary policy, rising inflation rates, and changes in general economic conditions may cause interest rates to rise, which could cause the value of the Fund’s investments to decline. Interest rate increases, including significant or rapid increases, may result in a decline in the value of bonds or derivatives held by the Fund, make issuers less willing or able to make principal and interest payments on fixed-income investments when due, lead to heightened volatility in the fixed-income markets and adversely affect the liquidity of certain fixed-income investments, any of which may result in substantial losses to the Fund. When interest rates decline, issuers may prepay higher-yielding securities held by the Fund, resulting in the Fund reinvesting in securities with lower yields, which may cause a decline in its income. The prices of fixed-income securities or derivatives are also affected by their  durations. Fixed-income securities or derivatives with longer durations generally have greater sensitivity to changes in interest rates than those with shorter durations. Rising interest rates may cause the value of the Fund’s investments with longer durations and terms to maturity to decline, which may adversely affect the value of the Fund. For example, if a bond has a duration of eight years, a 1% increase in interest rates could be expected to result in an 8% decrease in the value of the bond. Fluctuations in interest rates may also affect the liquidity of fixed-income securities and instruments held by the Fund.

American Beacon Select Funds | American Beacon AHL Trend ETF | Investment Risk
Prospectus [Line Items]
Risk [Text Block]
Investment Risk
An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

American Beacon Select Funds | American Beacon AHL Trend ETF | Leverage Risk
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk
The Fund’s use of derivative instruments and taking of short positions may have the economic effect of financial leverage. Financial leverage magnifies the Fund’s exposure to the movements in prices of an asset or class of assets underlying a derivative instrument and may result in increased volatility, which means that the Fund will have the potential for greater losses than if the Fund does not use the derivative instruments that have a leveraging effect. Leverage may result in losses that exceed the amount originally invested and may accelerate the rate of losses. Leverage tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an asset or class of assets and may cause the Fund’s net asset value (“NAV”) per share to be volatile. There can be no assurance that the Fund’s use of leverage will be successful.

American Beacon Select Funds | American Beacon AHL Trend ETF | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk
The Fund is susceptible to the risk that certain investments held by the Fund may have limited marketability, be subject to restrictions on sale, be difficult or impossible to purchase or sell at favorable times or prices or become less liquid in response to market developments or adverse credit events that may affect issuers or guarantors of a security. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Market prices for such instruments may be volatile. During periods of substantial market volatility, an investment or even an entire market segment may become illiquid, sometimes abruptly, which can adversely affect the Fund’s ability to limit losses. The Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund. The Fund may be required to dispose of investments at unfavorable times or prices to satisfy obligations, which may result in losses or may be costly to the Fund.   For example, liquidity risk may be magnified in rising interest rate environments in the event of higher than normal redemption rates.   Unexpected redemptions may force the Fund to sell certain investments at unfavorable prices to meet redemption requests or other cash needs.  Judgment plays a greater role in pricing illiquid investments than in investments with more active markets.

American Beacon Select Funds | American Beacon AHL Trend ETF | Market Risk
Prospectus [Line Items]
Risk [Text Block]
Market Risk
The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Even when certain securities prices have generally increased over time, there have been periods of price decreases during those times, resulting in losses for investors, which are likely to occur again in the future.
Geopolitical and other events, including war, terrorism, trade disputes, pandemics, public health crises, natural disasters, and  cybersecurity incidents, have led, and in the future may continue to lead, to general instability in world economies and markets and reduced liquidity in securities, which may negatively affect the value of your investment.
Policies established by the  U.S. government and/or Federal Reserve and economic and political circumstances within the U.S. and abroad, such as inflation, changes in interest rates, recessions, changes in government leadership, a government’s inability to agree on a budget, high public debt, the threat or occurrence of a federal government shutdown and threats or the occurrence of a failure to increase the federal government’s debt limit, which could result in a default on the government’s obligations, may negatively affect investor and consumer confidence and may negatively impact financial markets and the broader economy, perhaps suddenly and to a significant degree.
Markets and market participants are increasingly reliant upon public and proprietary data and systems. Data or technology malfunctions and inaccuracies may disrupt markets and lead to negative consequences for market participants like the Fund.
■
Recent Market Events Risk. Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, during periods of significant volatility, the risks discussed herein associated with an investment in the Fund may be increased. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be changing, which may impact such economies and markets in ways that cannot be foreseen at this time.
Some countries, including the  U.S., have adopted more protectionist trade policies, including trade tariffs and other trade barriers, which is a trend that appears to be continuing globally. The economies of all nations, including the U.S., are subject to the risks of slowing global economic growth, protectionist trade policies, inflationary pressures, limits imposed by international trade and security agreements, political or economic dysfunction, poor consumer sentiment, and reduced demand for goods due to fluctuating commodity prices and currency values, and these risks may create significant market volatility in ways that cannot be foreseen at the present time. These economic risks could have a negative impact on the Fund’s investments.
The U.S. Federal Reserve and certain foreign central banks have started to lower interest rates, though economic or other factors could stop or reverse such changes. It is difficult to accurately predict the various economic and political factors that influence the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Changes in interest rates could lead to an economic slowdown in the U.S. and abroad, significant market volatility and reduced liquidity in certain sectors of the market.
Tensions, war, or open conflict between nations, such as among the United States, Israel and Iran, between Russia and Ukraine, otherwise in the Middle East or in eastern Asia could affect the economies of many nations, including the United States and may contribute to increased volatility and uncertainty in the financial markets. The extent and duration of ongoing hostilities and related sanctions and the repercussions of such events cannot be predicted. Those events have presented and could continue to present material uncertainty and risk with respect to markets globally, including in the oil and gas markets and potentially other industries and sectors, and the performance of the Fund and its investments or operations could be negatively impacted.
Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, which can occur relatively rapidly, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact issuer and market performance. As a consequence, the Fund’s holdings and its overall performance could be negatively impacted.
Global climate change may affect property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change in ways that cannot be foreseen. The impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.

American Beacon Select Funds | American Beacon AHL Trend ETF | Market Direction Risk
Prospectus [Line Items]
Risk [Text Block]
Market Direction Risk
Since the Fund will typically hold both long and short positions, an investment in the Fund will involve market risks associated with different types of investment decisions than those made for a typical “long only” fund. The Fund’s results could suffer both when there is a general market advance and the Fund holds significant “short” positions, and when there is a general market decline and the Fund holds significant “long” positions.

American Beacon Select Funds | American Beacon AHL Trend ETF | Model and Data/Programming Error Risk
Prospectus [Line Items]
Risk [Text Block]
Model and Data/Programming Error Risk
The success of the sub-advisor’s investment strategy depends largely on the effectiveness of its quantitative research models and investment programs. Models (including quantitative models), data, and investment programs are used to screen potential investments for the Fund. When models or data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks and programs may not react as expected to market events, resulting in losses for the Fund. Some of the models used by the sub-advisor are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. There is no assurance that the models are complete or accurate, or representative of future market cycles, nor will they always be beneficial to the Fund if they are accurate. Additionally, programs may become outdated or experience malfunctions which may not be identified by the sub-advisor and therefore may also result in losses to the Fund. These models and programs may negatively affect Fund performance for various other reasons, including human judgment, inaccuracy of historical data and non-quantitative factors (such as market or trading system dysfunctions, investor fear or overreaction). The use of artificial intelligence or other evolving or emerging technologies presents significant risks and may exacerbate the aforementioned risks.
Models and data are known to have errors, omissions, imperfections and malfunctions (collectively, “System Events”). The sub-advisor seeks to reduce the incidence and impact of System Events, to the extent feasible, through a combination of internal testing, simulation, real-time monitoring, and use of independent safeguards in the overall portfolio management process and often in the software code itself. Despite such testing, monitoring and independent safeguards, System Events will result in, among other things, the execution of unanticipated trades, the failure to execute anticipated trades, delays in the execution of anticipated trades, the failure to properly allocate trades, the failure to properly gather and organize available data, the failure to take certain hedging or risk reducing actions and/or the taking of actions which increase certain risk(s) - all of which may have materially adverse effects on the Fund. System Events in third-party provided data are generally entirely outside the control of the sub-advisor.

American Beacon Select Funds | American Beacon AHL Trend ETF | Obsolescence Risk
Prospectus [Line Items]
Risk [Text Block]
Obsolescence Risk
The sub-advisor is unlikely to be successful in the deployment of its quantitative, systematic, investment strategies unless the assumptions underlying the models are realistic and either remain realistic and relevant in the future or are adjusted to account for changes in the overall market environment. If such assumptions are inaccurate or become inaccurate and are not promptly adjusted, it is likely that the models will not generate profitable trading signals. If and to the extent that the models do not reflect certain relevant factors, and the sub-advisor does not successfully address such omission through its testing and evaluation by modifying the models accordingly, major losses may result — all of which will be borne by the Fund. There can be no assurance as to the effects (positive or negative) of any changes including additions, modifications and removal of the models or investment strategies on the Fund’s performance.

American Beacon Select Funds | American Beacon AHL Trend ETF | Quantitative Strategy Risk
Prospectus [Line Items]
Risk [Text Block]
Quantitative Strategy Risk
The success of the Fund’s investment strategy may depend in part on the effectiveness of the  sub-advisor’s quantitative tools for screening securities. These strategies may incorporate factors that are not predictive of a security’s value. The quantitative tools may not react as expected to market events, resulting in losses for the Fund. Additionally, a previously successful strategy may become outdated or inaccurate, which may not be identified by the sub-advisor and therefore may also result in losses. The use of artificial intelligence or other evolving or emerging technologies presents significant risks and may exacerbate the aforementioned risks.

American Beacon Select Funds | American Beacon AHL Trend ETF | Recently-Organized Fund Risk
Prospectus [Line Items]
Risk [Text Block]
Recently-Organized Fund Risk
As a recently-organized fund, the Fund’s current performance and expenses may not represent how the Fund is expected to, or may, perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on the Fund’s performance. The Fund’s shareholder fees and annual fund operating expenses may be higher than after it has fully implemented its investment strategies and attracted sufficient assets to achieve investment and trading efficiencies. The Fund may also require a period of time before it achieves a representative portfolio composition. Fund performance may be lower or higher during this “ramp-up” period, and may also be more volatile, than would be the case after the Fund is fully invested. Similarly, the Fund’s investment strategies may require a longer period of time to show returns that are representative of the strategies.

American Beacon Select Funds | American Beacon AHL Trend ETF | Risk Management
Prospectus [Line Items]
Risk [Text Block]
Risk Management
Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it can only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program. Measures taken with the intention of decreasing exposure to identified risks might have the unintended effect of increasing exposure to other risks.

American Beacon Select Funds | American Beacon AHL Trend ETF | Segregated Assets Risk
Prospectus [Line Items]
Risk [Text Block]
Segregated Assets Risk
In connection with certain transactions that may give rise to future payment obligations, the Fund may be required to maintain a segregated amount of, or otherwise earmark, cash or liquid securities to cover the obligation. Segregated assets generally cannot be sold while the position they are covering is outstanding, unless they are replaced with other assets of equal value. The need to segregate cash or other liquid securities could limit the Fund’s ability to pursue other opportunities as they arise.

American Beacon Select Funds | American Beacon AHL Trend ETF | Short Position Risk
Prospectus [Line Items]
Risk [Text Block]
Short Position Risk
The Fund will incur a loss as a result of a short position if the price of the instrument sold short increases in value between the date of the short sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the sub-advisor’s ability to accurately anticipate the future value of a security or instrument. As there is potentially no limit on the amount that the security that the Fund is required to purchase may have appreciated, the Fund’s losses are potentially unlimited in a short position transaction, particularly in cases where the Fund is unable to close out its short position. The Fund may invest the proceeds of a short sale and, therefore, be subject to the effect of leverage, in that short selling may amplify changes in the Fund’s NAV since it may increase the exposure of the Fund to certain markets and may increase losses and the volatility of returns.

American Beacon Select Funds | American Beacon AHL Trend ETF | Sovereign Debt Risk
Prospectus [Line Items]
Risk [Text Block]
Sovereign Debt Risk
Sovereign debt securities are subject to risk of payment delays or defaults due to, among other things: (1) country cash flow problems, (2) insufficient foreign currency reserves, (3) political considerations, (4) large debt positions relative to the country’s economy, (5) policies toward foreign lenders or investors, (6) the failure to implement economic reforms required by the International Monetary Fund or other multilateral agencies, or (7) an inability or unwillingness to repay debts. A governmental entity that defaults on an obligation may request additional time in which to repay loans, may request further loans, or may seek to restructure its obligations to reduce interest rates or outstanding principal. There is no legal process for collecting sovereign debt that a government does not pay, nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

American Beacon Select Funds | American Beacon AHL Trend ETF | Subsidiary Risk
Prospectus [Line Items]
Risk [Text Block]
Subsidiary Risk
By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The principal risks of the Subsidiary are listed in this section of the Prospectus as principal risks of the Fund. There can be no assurance that the investment objective of the Subsidiary will be achieved or that, as a result, the investment objective of the Fund will be achieved. The Subsidiary is not registered under the Investment Company Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the Investment Company Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the SAI and could adversely affect the Fund’s performance.

American Beacon Select Funds | American Beacon AHL Trend ETF | Tax Risk
Prospectus [Line Items]
Risk [Text Block]
Tax Risk
To qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) (“RIC”), the Fund must, among other requirements, derive at least 90% of its gross income for each taxable year from “qualifying income,” which is described in more detail in the “Tax Information” section of the SAI. Income from certain commodity-linked derivative instruments in which the Fund invests is not considered qualifying income. The Fund will therefore restrict its income from direct investments in those instruments, such as commodity-linked swaps, to a maximum of 10% of its gross income for each taxable year. The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M. Treasury regulations provide that income inclusions of a RIC from a controlled foreign corporation (“CFC”), such as the Subsidiary, in which the RIC invests as part of its business of investing in stocks or securities, are qualifying income for the RIC whether or not the CFC makes distributions to the RIC out of its associated earnings and profits for the applicable taxable year. See “Tax Information” in the SAI for further information regarding RIC’s federal income tax treatment of income from CFCs and commodity-linked instruments. The federal income tax treatment of the Fund’s commodity-linked investments and income from the Subsidiary may be materially adversely affected by future legislation, other Treasury regulations, and/or guidance issued by the IRS that could affect whether income from such investments is qualifying income under Subchapter M or otherwise materially affect the character, timing or recognition, and/or amount of the Fund’s taxable income and/or net capital gains and, therefore, the distributions the Fund makes.

American Beacon Select Funds | American Beacon AHL Trend ETF | Trading System and Execution of Orders Risk
Prospectus [Line Items]
Risk [Text Block]
Trading System and Execution of Orders Risk
The sub-advisor relies extensively on computer programs, systems, technology, data and models to implement its execution strategies and algorithms. The sub-advisor’s investment strategies, trading strategies and algorithms depend on its ability to establish and maintain an overall market position in a combination of financial instruments selected by the sub-advisor. There is a risk that the sub-advisor’s proprietary algorithmic trading systems may not be able to adequately react to a market event without serious disruption. Further, trading strategies and algorithms may malfunction, causing severe losses. The successful operation of the computer programs, systems, technology, data and models depends in part on the sub-advisor’s ability to ensure those systems remain operational and that appropriate disaster recovery procedures are in place. While the sub-advisor has employed tools to allow for human intervention to respond to significant system malfunctions, it cannot be guaranteed that losses will not occur in such circumstances as unforeseen market events, disruptions and execution system issues.

American Beacon Select Funds | American Beacon AHL Trend ETF | U.S. Government Securities Risk
Prospectus [Line Items]
Risk [Text Block]
U.S. Government Securities Risk
A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. U.S. government securities are also subject to credit risk, interest rate risk and market risk. The rising U.S. national debt may lead to adverse impacts on the value of U.S. government securities due to potentially higher costs for the U.S. government to obtain new financing.

American Beacon Select Funds | American Beacon AHL Trend ETF | U.S. Treasury Obligations Risk
Prospectus [Line Items]
Risk [Text Block]
U.S. Treasury Obligations Risk
The market value of U.S. Treasury obligations may vary due to fluctuations in interest rates. In addition, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s investments in obligations issued by the U.S. Treasury to decline. Certain political events in the U.S., such as a prolonged government shutdown or potential default on the national debt, may also cause investors to lose confidence in the U.S. government and may cause the value of U.S. Treasury obligations to decline.

American Beacon Select Funds | American Beacon AHL Trend ETF | Zero Coupon Securities Risk
Prospectus [Line Items]
Risk [Text Block]
Zero Coupon Securities Risk
Zero coupon securities are debt securities that do not make periodic interest payments prior to maturity or a specified redemption date (or cash payment date). Accordingly, zero coupon securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable  maturities that make current distribution of interest in cash. While interest payments are not made on such securities, the Fund accrues income with respect to these securities for federal income tax and accounting purposes. Longer term zero-coupon bonds are more exposed to interest rate risk than shorter term zero coupon bonds.

American Beacon Select Funds | American Beacon GLG Natural Resources ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	There is no assurance that the Fund will achieve its investment objective, and you could lose part or all of your investment in the Fund.
American Beacon Select Funds | American Beacon GLG Natural Resources ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
American Beacon Select Funds | American Beacon GLG Natural Resources ETF | Currency Risk
Prospectus [Line Items]
Risk [Text Block]
Currency Risk
The Fund may have exposure to foreign currencies. Foreign currencies may fluctuate significantly over short periods of time, may be affected unpredictably by intervention, or the failure to intervene, of the  U.S. or foreign governments or central banks, and may be affected by currency controls or political developments in the U.S. or abroad. Foreign currencies may also decline in value relative to the U.S. dollar and other currencies and thereby affect the Fund’s investments.

American Beacon Select Funds | American Beacon GLG Natural Resources ETF | Cybersecurity and Operational Risk
Prospectus [Line Items]
Risk [Text Block]
Cybersecurity and Operational Risk
Operational risks arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents may negatively impact the Fund, its service providers and third-party fund distribution platforms, including the ability of shareholders to transact in the Fund’s shares, and result in financial losses. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, shareholder data, or proprietary information, or cause the Fund or its service providers, as well as securities trading venues and their service providers, to suffer data corruption or lose operational functionality. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Fund or its service providers to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. The Fund cannot control the cybersecurity and operational plans and systems of its service providers, its counterparties or the issuers of securities in which the Fund invests. The issuers of the Fund’s investments are likely to be dependent on computers for their operations and require ready access to their data and the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of the Fund’s investments, leading to significant loss of value.

American Beacon Select Funds | American Beacon GLG Natural Resources ETF | Exchange-Traded Funds (ETFs) Risk
Prospectus [Line Items]
Risk [Text Block]
Exchange-Traded Funds (“ETFs”) Risk
As an ETF, the Fund is subject to the following risks:
■
Authorized Participants Concentration Risk. The Fund has a limited number of financial institutions that may act as authorized participants (i.e., large institutions that have entered into agreements with the distributor of the Fund’s shares and are authorized to transact in Creation Units (described below) with the Fund) (“Authorized Participants”). Only an Authorized Participant may transact in Creation Units directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. To the extent they exit the business or are otherwise unable to proceed in creation and redemption transactions with the Fund and no other Authorized Participant is able to step forward to create or redeem shares, then shares of the Fund may be more likely to trade at a premium or discount to net asset value (“NAV”) and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs that invest in securities or instruments that have lower trading volumes.

■
Cash Transactions Risk. Like other ETFs, the Fund sells and redeems its shares primarily in large blocks called “Creation Units” and only to Authorized Participants. Unlike many other ETFs, however, the Fund expects to effect its creations and redemptions at least partially for cash, rather than in-kind securities. Thus, an investment in the Fund may be less tax-efficient than an investment in other ETFs as the Fund may recognize a capital gain that it could have avoided by making redemptions in-kind. As a result, the Fund may pay out higher capital gains distributions than ETFs that redeem in-kind. Further, paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio investments to obtain the cash needed to distribute redemption proceeds at an inopportune time.

■
Premium/Discount Risk. There may be times when the market price of the Fund’s shares is more than its NAV (at a premium) or less than its NAV (at a discount). As a result, shareholders of the Fund may pay more than NAV when purchasing shares and receive less than NAV when selling Fund shares. This risk is heightened in times of market volatility or periods of steep market declines. In such market conditions, market or stop loss orders to sell Fund shares may be executed at prices well below NAV.

■
Secondary Market Trading Risk. Investors buying or selling shares in the secondary market will normally pay brokerage commissions, which are often a fixed amount and may be a significant proportional cost for investors buying or selling relatively small amounts of shares. In addition, such investors may incur the cost of the “spread” also known as the bid-ask spread, which is the difference between what investors are willing to pay for Fund shares (the “bid” price) and the price at which they are willing to sell Fund shares (the “ask” price). The bid-ask spread varies over time based on, among other things, trading volume, market liquidity and market volatility. Trading in Fund shares may be halted by the Exchange (as defined below) because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. In addition, although the Fund’s shares are listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained or that the Fund’s shares will continue to be listed.

American Beacon Select Funds | American Beacon GLG Natural Resources ETF | Flexible Strategy Risk
Prospectus [Line Items]
Risk [Text Block]
Flexible Strategy Risk
The Fund uses a variety of investment strategies to achieve its investment objective. The sub-advisor does not attempt to keep the portfolio structure or the Fund’s performance consistent with any designated stock, bond or market index, and during times of market rallies, the Fund may not perform as well as other funds that seek to outperform an index. Over time, the investment performance of flexible strategies is typically substantially independent of longer term movements in the stock and bond market.

American Beacon Select Funds | American Beacon GLG Natural Resources ETF | Geographic Concentration Risk
Prospectus [Line Items]
Risk [Text Block]
Geographic Concentration Risk
From time to time, based on market or economic conditions, the Fund may invest a significant portion of its assets in the securities of issuers located in, or with significant economic ties to, a single country or geographic region, which could increase the risk that economic, market, political, business, regulatory, diplomatic, social and environmental conditions in that particular country or geographic region may have a significant impact on the Fund’s performance. Investing in such a manner could cause the Fund’s performance to be more volatile than the performance of more geographically diverse funds. A decline in the economies or financial markets of one country or region may adversely affect the economies or financial markets of another.
■
Australian Securities Risk. Investments in Australian issuers will subject the Fund to legal, regulatory, political, currency, security, and economic risks specific to Australia. The Australian economy is heavily dependent on exports from the energy, agricultural and mining sectors. This makes the Australian economy susceptible to fluctuations in the commodity markets. Australia is also dependent on trading with key trading partners, so interruption or termination of such trading relationships may have a negative effect on the companies in which the Fund invests.

■
Canadian Securities Risk. The United States is Canada’s largest trading and investment partner, and the Canadian economy is significantly affected by developments in the U.S. economy. The Canadian economy is also dependent upon external trade with other key trading partners, including Mexico, China and the United Kingdom. Trade policy changes by any of these countries or regions that reduce Canada’s ability to trade with such regions could have a significant impact on the Canadian economy. In addition, Canada is a large supplier of natural resources (e.g., oil, natural gas and agricultural products). As a result, the Canadian economy is sensitive to fluctuations in certain commodity prices.

■
European Securities Risk. The Fund’s performance may be affected by political, social and economic conditions in Europe, such as growth of economic output (the gross national product of the countries in the region), the rate of inflation, the rate at which capital is reinvested into European economies, the success of governmental actions to reduce budget deficits, the resource self-sufficiency of European countries, the monetary exchange rates between European countries, and conflict between European countries. The European financial markets have experienced and may continue to experience volatility and adverse trends due to concerns relating to economic downturns; rising government debt levels and the possible default on government debt; national unemployment in several European countries; public health crises; political unrest; economic sanctions; inflation; energy crises; and war and military conflict, such as the Russian invasion of Ukraine. A default or debt restructuring by any European country could adversely impact holders of that country’s debt and sellers of credit default swaps linked to that country’s creditworthiness, which may be located in other countries. Such a default or debt restructuring could affect exposures to European countries. In addition, issuers have faced difficulties obtaining credit or refinancing existing obligations, and financial markets have experienced extreme volatility and declines in asset values and liquidity. These events have affected the exchange rate of the Euro and may continue to significantly affect European countries.
Responses to financial problems by European governments, central banks, and others, including austerity measures and other reforms, may not produce the desired results, may result in social unrest and may limit future growth and economic recovery or may have unintended consequences. The Fund makes investments in securities of issuers that are domiciled in member states of the European Union (the “EU”). The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. One or more countries may abandon the Euro and/or withdraw from the EU. The impact of these actions, especially if they occur in a disorderly fashion, could be significant and far-reaching. The United Kingdom’s withdrawal from the EU could be an indication that one or more other countries may withdraw from the EU and/or abandon the Euro. These events and actions have affected, and may in the future affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-EU member states.
The continuing effects on the economies of European countries of the Russia/Ukraine war and Russia’s response to sanctions imposed by the  U.S., EU, UK and others, are impossible to predict, but have been and could continue to be significant. For example, exports in Eastern Europe have been disrupted for certain key commodities, pushing commodity prices to record highs. Also, both wholesale energy prices and energy prices charged to consumers in Europe have increased significantly.

■
United Kingdom Securities Risk. The Fund’s exposure to issuers located in, or with economic ties to, the United Kingdom, could expose the Fund to risks associated with investments in the United Kingdom to a greater extent than more geographically diverse funds. Investments in United Kingdom issuers may subject the Fund to regulatory, political, currency, security, and economic risks specific to the United Kingdom. The United Kingdom has one of the largest economies in Europe, and the United States and other European countries are substantial trading partners of the United Kingdom. As a result, the United Kingdom economy may be impacted by changes to the economic condition of the United States and other European countries.

Increasing commodity prices and rising inflation levels caused or exacerbated by the war between Russia and Ukraine recently prompted the United Kingdom government to implement significant policy changes. It is difficult to predict what effects such policies (or the suggestion of such policies) may have and the duration of those effects, which may last for extended periods. These effects may negatively impact broad segments of business and the population and have a significant and rapid negative impact on the performance of the Fund’s investments.

Additionally, the transitional period following the United Kingdom’s departure from the European Union (commonly referred to as “Brexit”) ended on December 31, 2020 and European Union law ceased to have effect in the United Kingdom except to the extent retained by the United Kingdom by unilateral act. The United Kingdom and the European Union then reached a trade agreement that was ratified by all applicable United Kingdom and European Union governmental bodies. The economic effects of Brexit, including certain negative impacts on the ability of the United Kingdom to trade seamlessly with the European Union, are becoming clearer but some political, regulatory and commercial uncertainty in relation to the longer term impacts nevertheless remains to be resolved. Accordingly, there remains a risk that the aftermath of Brexit, including its ongoing effect on the United Kingdom’s relationships with other countries, including the United States, and with the European Union, may negatively impact the value of investments held by the Fund. A depreciation of the British pound sterling and/or the Euro in relation to the U.S. dollar could adversely affect the Fund’s investments denominated in British pound sterling or Euros  regardless of the performance of the underlying issuer.

American Beacon Select Funds | American Beacon GLG Natural Resources ETF | High Portfolio Turnover Risk
Prospectus [Line Items]
Risk [Text Block]
High Portfolio Turnover Risk
Portfolio turnover is a measure of the Fund’s trading activity over a one-year period. A portfolio turnover rate of 100% would indicate that the Fund sold and replaced the entire value of its securities holdings during the period. The Fund may engage in active and frequent trading and may have a high portfolio turnover rate, which could increase the Fund’s transaction costs, have a negative impact on performance, and generate higher capital gain distributions to shareholders than if the Fund had a lower portfolio turnover rate.

American Beacon Select Funds | American Beacon GLG Natural Resources ETF | Investment Risk
Prospectus [Line Items]
Risk [Text Block]
Investment Risk
An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

American Beacon Select Funds | American Beacon GLG Natural Resources ETF | Market Risk
Prospectus [Line Items]
Risk [Text Block]
Market Risk
The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Even when certain securities prices have generally increased over time, there have been periods of price decreases during those times, resulting in losses for investors, which are likely to occur again in the future.
Geopolitical and other events, including war, terrorism, trade disputes, pandemics, public health crises, natural disasters, and  cybersecurity incidents, have led, and in the future may continue to lead, to general instability in world economies and markets and reduced liquidity in securities, which may negatively affect the value of your investment.
Policies established by the  U.S. government and/or Federal Reserve and economic and political circumstances within the U.S. and abroad, such as inflation, changes in interest rates, recessions, changes in government leadership, a government’s inability to agree on a budget, high public debt, the threat or occurrence of a federal government shutdown and threats or the occurrence of a failure to increase the federal government’s debt limit, which could result in a default on the government’s obligations, may negatively affect investor and consumer confidence and may negatively impact financial markets and the broader economy, perhaps suddenly and to a significant degree.
Markets and market participants are increasingly reliant upon public and proprietary data and systems. Data or technology malfunctions and inaccuracies may disrupt markets and lead to negative consequences for market participants like the Fund.
■
Recent Market Events Risk. Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, during periods of significant volatility, the risks discussed herein associated with an investment in the Fund may be increased. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be changing, which may impact such economies and markets in ways that cannot be foreseen at this time.
Some countries, including the  U.S., have adopted more protectionist trade policies, including trade tariffs and other trade barriers, which is a trend that appears to be continuing globally. The economies of all nations, including the U.S., are subject to the risks of slowing global economic growth, protectionist trade policies, inflationary pressures, limits imposed by international trade and security agreements, political or economic dysfunction, poor consumer sentiment, and reduced demand for goods due to fluctuating commodity prices and currency values, and these risks may create significant market volatility in ways that cannot be foreseen at the present time. These economic risks could have a negative impact on the Fund’s investments.

The U.S. Federal Reserve and certain foreign central banks have started to lower interest rates, though economic or other factors could stop or reverse such changes. It is difficult to accurately predict the various economic and political factors that influence the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Changes in interest rates could lead to an economic slowdown in the U.S. and abroad, significant market volatility and reduced liquidity in certain sectors of the market.
Tensions, war, or open conflict between nations, such as among the United States, Israel and Iran, between Russia and Ukraine, otherwise in the Middle East or in eastern Asia could affect the economies of many nations, including the United States and may contribute to increased volatility and uncertainty in the financial markets. The extent and duration of ongoing hostilities and related sanctions and the repercussions of such events cannot be predicted. Those events have presented and could continue to present material uncertainty and risk with respect to markets globally, including in the oil and gas markets and potentially other industries and sectors, and the performance of the Fund and its investments or operations could be negatively impacted.
Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, which can occur relatively rapidly, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact issuer and market performance. As a consequence, the Fund’s holdings and its overall performance could be negatively impacted.
Global climate change may affect property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change in ways that cannot be foreseen. The impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.

American Beacon Select Funds | American Beacon GLG Natural Resources ETF | Emerging Markets Risk
Prospectus [Line Items]
Risk [Text Block]
Emerging Markets Risk
When investing in emerging markets, the risks of investing in foreign securities are heightened. Emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political or economic uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities resulting in increased volatility and limited liquidity for emerging market securities; trading suspensions and other restrictions on investment; delays and disruptions in securities clearing and settlement procedures; and significant limitations on investor rights and recourse. The governments of emerging market countries may also be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets, and/or impose burdensome taxes that could adversely affect security prices. In addition, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing, financial reporting and recordkeeping standards and requirements comparable to those to which U.S. companies are subject.

American Beacon Select Funds | American Beacon GLG Natural Resources ETF | Equity Investments Risk
Prospectus [Line Items]
Risk [Text Block]
Equity Investments Risk
Equity securities represent ownership interests in companies and are subject to investment risk, issuer risk and market risk. In general, the values of stocks and other equity securities fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic and political conditions and other factors. The Fund may experience a significant or complete loss on its investment in an equity security. In addition, stock prices may be particularly sensitive to rising interest rates, which increase borrowing costs and the costs of capital.  The Fund may invest in the following equity securities, which may expose the Fund to the following additional risks:
■
Common Stock Risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company.

■
Depositary Receipts Risk. Depositary receipts are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency exchange rate fluctuations, political and financial instability in the home country of a particular depositary receipt, less liquidity, more volatility, less government regulation and supervision and delays in transaction settlement.

■
Master Limited Partnerships (“MLPs”) Risk. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. Investments held by MLPs may be relatively illiquid, limiting the MLPs’ ability to change their portfolios promptly in response to changes in economic or other conditions. MLPs may have limited financial resources, their securities may trade infrequently and in limited volume, they may be difficult to value, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly based companies. Holders of units in MLPs have more limited rights to vote on matters affecting the partnership and may be required to sell their common units at an undesirable time or price. The Fund’s investments in MLPs will be limited to no more than 25% of its assets in order for the Fund to meet the requirements necessary to qualify as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”).

■
U.S. Dollar-Denominated Foreign Stocks Traded on U.S. Exchanges Risk. Foreign (non-U.S.) companies that list their stocks on U.S. exchanges may be exempt from certain accounting and corporate governance standards that apply to U.S. companies that list on the same exchange. Performance of these stocks can be impacted by political and financial instability in the home country of a particular foreign company, and delisting of these stocks could impact the  Fund‘s ability to transact in such securities and could significantly impact their liquidity and market price.

American Beacon Select Funds | American Beacon GLG Natural Resources ETF | Event Driven Investing Risk
Prospectus [Line Items]
Risk [Text Block]
Event-Driven Investing Risk
The Fund’s use of event-driven strategies requires the sub-advisor to make predictions about the likelihood that an event will occur and the impact such event will have on the value of a company’s securities. If the event fails to occur or it does not have the effect foreseen, the Fund can experience losses.

American Beacon Select Funds | American Beacon GLG Natural Resources ETF | Focused Holdings Risk
Prospectus [Line Items]
Risk [Text Block]
Focused Holdings Risk
Because the Fund may have a focused portfolio of fewer companies than other diversified funds, the increase or decrease of the value of a single investment may have a greater impact on the Fund’s net asset value (“NAV”) and total return when compared to other diversified funds.

American Beacon Select Funds | American Beacon GLG Natural Resources ETF | Foreign Investing Risk
Prospectus [Line Items]
Risk [Text Block]
Foreign Investing Risk
Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks may include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing, recordkeeping and financial reporting standards, (5) greater volatility, (6) different government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays or failures in transaction payment and settlement in some foreign markets. Additionally, trading in foreign markets generally involves higher transaction costs than trading in U.S. markets. The Fund’s investment in a foreign issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with that country, including tariffs, trade disputes and sanctions. Global economic and financial markets have become increasingly interconnected and conditions (including recent volatility, terrorism, war and political instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market.

American Beacon Select Funds | American Beacon GLG Natural Resources ETF | Growth Companies Risk
Prospectus [Line Items]
Risk [Text Block]
Growth Companies Risk
Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met or decrease, the prices of these stocks may decline, sometimes sharply, even if earnings showed an absolute increase. The Fund’s investments in growth companies may be more sensitive to company earnings and more volatile than the market in general primarily because their stock prices are based heavily on future expectations. If an assessment of the prospects for a company’s growth is incorrect, then the price of the company’s stock may fall or not approach the value placed on it. Growth company stocks may also lack the dividend yield that can cushion stock price declines in market downturns.

American Beacon Select Funds | American Beacon GLG Natural Resources ETF | Issuer Risk
Prospectus [Line Items]
Risk [Text Block]
Issuer Risk
The value of, and/or the return generated by, a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.

American Beacon Select Funds | American Beacon GLG Natural Resources ETF | Large-Capitalization Companies Risk
Prospectus [Line Items]
Risk [Text Block]
Large-Capitalization Companies Risk
The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and, at times, such companies may be out of favor with investors. Many larger-capitalization companies also may be unable to attain the high growth rates of successful smaller companies, especially during periods of economic expansion.

American Beacon Select Funds | American Beacon GLG Natural Resources ETF | Mid-Capitalization Companies Risk
Prospectus [Line Items]
Risk [Text Block]
Mid-Capitalization Companies Risk
Investing in the securities of mid-capitalization companies involves greater risk and the possibility of greater price volatility, which at times can be rapid and unpredictable, than investing in larger-capitalization and more established companies. Since mid-capitalization companies may have narrower commercial markets and more limited operating history, product lines, and managerial and financial resources than larger, more established companies, the securities of these companies may lack sufficient market liquidity, and they can be particularly sensitive to changes in overall economic conditions, interest rates, borrowing costs and earnings.

American Beacon Select Funds | American Beacon GLG Natural Resources ETF | Natural Resources Concentration Risk
Prospectus [Line Items]
Risk [Text Block]
Natural Resources Concentration Risk
The Fund concentrates its investments in natural resources and natural resources-related industries and has greater exposure than other funds to market, economic and other factors affecting those industries. The Fund’s investments in equity securities of companies in natural resources and natural resources-related businesses are more vulnerable to price movements of natural resources and other factors that particularly affect those types of businesses. Investments in natural resources-related securities may be affected by numerous factors, including changes in supply of, or demand for, various natural resources, changes in energy prices, which have experienced significant volatility in recent periods, international political and economic developments, geopolitical and other events, including acts of terrorism, tensions, war or other open conflicts, economic conditions in large importation countries, import controls, civil conflict, natural or man-made disasters, actions to address climate change or other environmental factors, energy conservation, the success of exploration projects, fluctuation and changes in commodity or other raw material prices, production spending, increased competition, technological developments, and tax and other government regulation and intervention. These factors could adversely affect the performance of companies in natural resources-related industries, and the Fund’s performance is likely to be disproportionately affected by these factors compared to a more broadly diversified fund.

American Beacon Select Funds | American Beacon GLG Natural Resources ETF | Other Investment Companies Risk
Prospectus [Line Items]
Risk [Text Block]
Other Investment Companies Risk
To the extent that the Fund invests in shares of other registered investment companies, the Fund will indirectly bear the fees and expenses charged by those investment companies in addition to the Fund’s direct fees and expenses. To the extent the Fund invests in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, the Fund is subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject. The Fund will be subject to the risks associated with investments in those companies, including but not limited to the following:
■
Government Money Market Funds Risk. Investments in government money market funds are subject to interest rate risk, credit risk, and market risk. Interest rate risk is the risk that rising interest rates could cause the value of such an investment to decline. Credit risk is the risk that the issuer, guarantor or insurer of an obligation, or the  counterparty to a transaction, may fail or become less able or unwilling, to make timely payment of interest or principal or otherwise honor its obligations, or that it may default completely.

American Beacon Select Funds | American Beacon GLG Natural Resources ETF | Sector Risk
Prospectus [Line Items]
Risk [Text Block]
Sector Risk
When the Fund focuses its investments in certain sectors of the economy, its performance could fluctuate more widely than if the Fund were invested more evenly across sectors. Issuers in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. Additionally, individual sectors may be more volatile, and may perform differently, than the broader market. As the Fund’s portfolio changes over time, the Fund’s exposure to a particular sector may become higher or lower.
■
Energy Sector Risk. The Energy sector is cyclical and is highly dependent on commodity prices, and prices and supplies of energy may fluctuate significantly over short and long periods of time. Companies operating in the Energy sector are subject to risks including, but not limited to: price volatility and fluctuation caused by real and perceived inflationary trends and availability of oil and other resources; political developments such as the enactment or cessation of trade sanctions or import controls; political instability, war or other geopolitical conflicts in the regions that the companies operate; the cost assumed in complying with environmental and other safety regulations, including costs related to the transition to low carbon alternatives or clean energy; supply of and demand for energy fuels; depletion of resources; energy conservation efforts; capital expenditures on and the success of exploration and production projects; increased competition and technological advances; and policies of, and relations between, the Organization of the Petroleum Exporting Countries (OPEC) and oil importing nations. In addition, companies in the Energy sector are at risk of liability from accidents resulting in pollution, injury, loss of life or property, mishandling of materials, or other environmental damage claims and at risk of loss from terrorism, cyber incidents, natural disasters, fires and explosions. Significant oil and gas deposits are located in emerging markets countries where corruption and security may raise significant risks, in addition to the other risks of investing in emerging markets. Entities operating in the Energy sector are subject to significant regulation of nearly every aspect of their operations by federal, state and local governmental agencies, which can change rapidly or over time in both scope and intensity. There is growing political pressure to reduce the use of fossil fuels, which could begin to impact the securities of companies in that industry and the prices of related commodities.

■
Materials Sector Risk. Companies in the Materials sector may be adversely affected by world events, social and political unrest, war, energy conservation, environmental policies, commodity over-production, commodity price volatility, consumer preferences, interest rates, exchange rates, product and economic cycles, marketing, import controls, technological progress, labor relations, government regulations, and increased competition and resource depletion, among other factors.

American Beacon Select Funds | American Beacon GLG Natural Resources ETF | Securities Selection Risk
Prospectus [Line Items]
Risk [Text Block]
Securities Selection Risk
Securities selected for the Fund may not perform to expectations. This could result in the Fund’s underperformance compared to its performance index(es), or other funds with similar investment objectives or strategies.

American Beacon Select Funds | American Beacon GLG Natural Resources ETF | Small-Capitalization Companies Risk
Prospectus [Line Items]
Risk [Text Block]
Small-Capitalization Companies Risk
Investing in the securities of small-capitalization companies involves greater risk and the possibility of greater price volatility, which at times can be rapid and unpredictable, than investing in larger-capitalization and more established companies. Since small-capitalization companies may have narrower commercial markets, and more limited operating history, product lines, and managerial and financial resources than larger, more established companies, the securities of these companies may lack sufficient market liquidity and they can be particularly sensitive to changes in overall economic conditions, interest rates, borrowing costs and earnings.

American Beacon Select Funds | American Beacon GLG Natural Resources ETF | Value Stocks Risk
Prospectus [Line Items]
Risk [Text Block]
Value Stocks Risk
Value stocks are subject to the risk that their intrinsic or full value may never be realized by the market, that a stock judged to be undervalued may be appropriately priced, or that their prices may decline. Although value stocks tend to be inexpensive relative to their earnings, they can continue to be inexpensive for long periods of time. The Fund’s investments in value stocks seek to limit potential downside price risk over time; however, value stock prices still may decline substantially. In addition, the Fund may produce more modest gains as a trade-off for this potentially lower risk. The Fund’s investment in value stocks could cause the Fund to underperform funds that use a growth or non-value approach to investing or have a broader investment style.

American Beacon Select Funds | American Beacon GLG Natural Resources ETF | Volatility Risk
Prospectus [Line Items]
Risk [Text Block]
Volatility Risk
The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s NAV to experience significant increases or declines in value over short periods of time.

American Beacon Ionic Inflation Protection ETF | American Beacon Ionic Inflation Protection ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	There is no assurance that the Fund will achieve its investment objective, and you could lose part or all of your investment in the Fund.
American Beacon Ionic Inflation Protection ETF | American Beacon Ionic Inflation Protection ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
American Beacon Ionic Inflation Protection ETF | American Beacon Ionic Inflation Protection ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk
The Fund is non-diversified, which means it may focus its investments in the securities of a comparatively small number of issuers. Investments in securities of a limited number of issuers exposes the Fund to greater market risk, price volatility and potential losses than if assets were diversified among the securities of a greater number of issuers.   Because the Fund may have a focused portfolio of fewer companies than other funds, including both diversified and non-diversified funds, the increase or decrease of the value of a single investment may have a greater impact on the Fund’s net asset value (“NAV”) and total return when compared to other funds.

American Beacon Ionic Inflation Protection ETF | American Beacon Ionic Inflation Protection ETF | Asset Selection Risk
Prospectus [Line Items]
Risk [Text Block]	Asset Selection Risk Assets selected for the Fund may not perform to expectations. This could result in the Fund’s underperformance compared to other funds with a similar investment objective.
American Beacon Ionic Inflation Protection ETF | American Beacon Ionic Inflation Protection ETF | Counterparty Risk
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk
The Fund is subject to the risk that a party or participant to a transaction, such as a broker or a derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the Fund.

American Beacon Ionic Inflation Protection ETF | American Beacon Ionic Inflation Protection ETF | Cybersecurity and Operational Risk
Prospectus [Line Items]
Risk [Text Block]
Cybersecurity and Operational Risk
Operational risks arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents may negatively impact the Fund, its service providers and third-party fund distribution platforms, including the ability of shareholders to transact in the Fund’s shares, and result in financial losses. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, shareholder data, or proprietary information, or cause the Fund or its service providers, as well as securities trading venues and their service providers, to suffer data corruption or lose operational functionality. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Fund or its service providers to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. The Fund cannot control the cybersecurity and operational plans and systems of its service providers, its counterparties or the issuers of securities in which the Fund invests. The issuers of the Fund’s investments are likely to be dependent on computers for their operations and require ready access to their data and the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of the Fund’s investments, leading to significant loss of value.

American Beacon Ionic Inflation Protection ETF | American Beacon Ionic Inflation Protection ETF | Derivatives Risk
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk
Derivatives may involve significant risk. The use of derivative instruments may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities or other instruments underlying those derivatives, including the high degree of leverage often embedded in such instruments, and potential material and prolonged deviations between the theoretical value and realizable value of a derivative. The use of derivatives may also increase any adverse effects resulting from the underperformance of strategies, asset classes and market exposures to which the Fund has allocated its assets. Derivatives may at times be highly illiquid, and the Fund may not be able to close out or sell a derivative at a particular time or at an anticipated price. Certain derivatives may be difficult to value, and valuation may be more difficult in times of market turmoil. Derivatives may also be more volatile than other types of investments. Derivative investments can increase portfolio turnover and transaction costs. Derivatives also are subject to counterparty risk  and credit risk. As a result, the Fund may not recover its investment or may only obtain a limited recovery, and any recovery may be delayed.  Not all derivative transactions require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty. Derivatives transactions requiring the Fund to post collateral may expose the Fund to greater losses in the event of a default by a counterparty.  There may be imperfect correlation between the behavior of a derivative and that of the reference instrument underlying the derivative. An abrupt change in the price of a reference instrument could render a derivative worthless. Derivatives may involve risks different from, and possibly greater than, the risks associated with investing directly in the reference instrument. The Fund may buy or sell derivatives not traded on an exchange, which may be subject to heightened  counterparty, liquidity and valuation risks. Suitable derivatives may not be available in all circumstances, and there can be no assurance that the Fund will use derivatives to reduce exposure to other risks when that might have been beneficial. Ongoing changes to the regulation of derivatives and changes in the regulation of funds using derivative instruments could limit the Fund’s ability to pursue its investment strategies. New regulation of derivatives may make them more costly, or may otherwise adversely affect their liquidity, value or performance.  In addition, the Fund’s investments in derivatives are subject to the following risks:
■
Options Risk. An option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the asset underlying the option at a specified exercise price at any time during the term of the option (normally not exceeding nine months). There can be no guarantee that the use of options will increase the Fund’s return or income. In addition, there may be an imperfect correlation between the movement in prices of options and the assets underlying them, and there may at times not be a liquid secondary market for options. If an option that the Fund has purchased expires unexercised, the Fund will experience a loss in the amount of the premium it paid. In order for a call option to be profitable, the market price of the underlying asset must rise sufficiently above the call option exercise price to cover the premium and any transaction costs. These costs will reduce any profit that might otherwise have been realized had the Fund bought the underlying asset instead of the call option. In order for a put option to be profitable, the market price of the underlying asset must decline sufficiently below the put option’s exercise price to cover the premium and any transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized from having shorted the declining underlying asset by the premium paid for the put option and by transaction costs.

■
Swaptions Risk.  Swaptions enable the Fund to purchase exposure that is significantly greater than the premium paid. Consequently, the value of swaptions can be volatile, and a small investment in swaptions can have a large impact on the performance of the Fund. The Fund risks losing all or part of the cash paid (premium) for purchasing swaptions. Additionally, the value of the option may be lost if the Sub-Advisor fails to exercise such option at or prior to its expiration. As the swaption contracts held by the Fund near expiration, the Fund may replace them with other swaption contracts that have a later expiration date. That process is called “rolling,” and the Fund may incur costs to “roll” swaption contracts.

■
Swap Agreements Risk. Swap agreements or “swaps” are transactions in which the Fund and a counterparty agree to pay or receive payments at specified dates based upon or calculated by reference to changes in specified prices or rates or the performance of specified securities, indices or other assets based on a specified amount (the “notional” amount). Swaps can involve greater risks than a direct investment in an underlying asset, because swaps typically include a certain amount of embedded leverage and as such are subject to leverage risk. If swaps are used as a hedging strategy, the Fund is subject to the risk that the hedging strategy may not eliminate the risk that it is intended to offset, due to, among other reasons, the occurrence of unexpected price movements or the non-occurrence of expected price movements. Swaps also may be difficult to value. Swaps may be subject to liquidity risk and counterparty risk, and swaps that are traded over-the-counter are not subject to standardized clearing requirements and may involve greater liquidity and counterparty risks.   The Fund may invest in the following types of swaps:

■
Inflation Swaps Risk. There can be no assurance that the CPI-U, the reference rate for the Fund’s inflation swaps, will accurately measure the rate of inflation experienced in the  U.S. or the rate of expected future inflation. Inflation swaps are subject to interest rate risk. The value of an inflation swap is expected to change in response to changes in real interest rates. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of an inflation swap. Additionally, because the zero-coupon inflation swaps in which the Fund will invest do not pay interest periodically, the prices of these swaps can be very volatile when interest rates change, their values may fluctuate more and they may be less liquid than swaps that pay interest periodically. The payments received by the Fund from swaps, such as inflation swaps and other types of swaps, discussed below, will result in taxable income, either as ordinary income or capital gains, rather than tax-exempt income, which will increase the amount of taxable distributions received by shareholders.

■
Interest Rate Swaps Risk. Interest rate swaps may also be subject to interest rate and market risks. An interest rate swap could result in losses if the underlying asset or reference rate does not perform as anticipated. An interest rate swap may fail to perform as intended and may not offset adverse changes in interest rates fully or at all. An interest rate swap may also reduce the Fund’s gains due to favorable changes in interest rates and result in losses to the Fund.  Counterparties to interest rate swaps are subject to manipulation in the marketplace of the reference benchmark rate, which may affect the utility of the swap as a hedge.

American Beacon Ionic Inflation Protection ETF | American Beacon Ionic Inflation Protection ETF | Exchange-Traded Funds (ETFs) Risk
Prospectus [Line Items]
Risk [Text Block]
Exchange-Traded Funds (“ETFs”) Risk
As an ETF, the Fund is subject to the following risks:
■
Authorized Participants Concentration Risk. The Fund has a limited number of financial institutions that may act as authorized participants (i.e., large institutions that have entered into agreements with the distributor of the Fund’s shares and are authorized to transact in Creation Units (described below) with the Fund) (“Authorized Participants”). Only an Authorized Participant may transact in Creation Units directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. To the extent they exit the business or are otherwise unable to proceed in creation and redemption transactions with the Fund and no other Authorized Participant is able to step forward to create or redeem shares, then shares of the Fund may be more likely to trade at a premium or discount to net asset value (“NAV”) and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs that invest in securities or instruments that have lower trading volumes.

■
Cash Transactions Risk. Like other ETFs, the Fund sells and redeems its shares primarily in large blocks called “Creation Units” and only to Authorized Participants. Unlike many other ETFs, however, the Fund expects to effect its creations and redemptions at least partially or fully for cash, rather than in-kind securities. Thus, an investment in the Fund may be less tax-efficient than an investment in other ETFs as the Fund may recognize a capital gain that it could have avoided by making redemptions in-kind. As a result, the Fund may pay out higher capital gains distributions than ETFs that redeem in-kind. Further, paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio investments to obtain the cash needed to distribute redemption proceeds at an inopportune time.

■
Premium/Discount Risk. There may be times when the market price of the Fund’s shares is more than its NAV (at a premium) or less than its NAV (at a discount). As a result, shareholders of the Fund may pay more than NAV when purchasing shares and receive less than NAV when selling Fund shares. This risk is heightened in times of market volatility or periods of steep market declines. In such market conditions, market or stop loss orders to sell Fund shares may be executed at prices well below NAV.

■
Secondary Market Trading Risk. Investors buying or selling shares in the secondary market will normally pay brokerage commissions, which are often a fixed amount and may be a significant proportional cost for investors buying or selling relatively small amounts of shares. In addition, such investors may incur the cost of the “spread” also known as the bid-ask spread, which is the difference between what investors are willing to pay for Fund shares (the “bid” price) and the price at which they are willing to sell Fund shares (the “ask” price). The bid-ask spread varies over time based on, among other things, trading volume, market liquidity and market volatility. Trading in Fund shares may be halted by the Exchange (as defined below) because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. In addition, although the Fund’s shares are listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained or that the Fund’s shares will continue to be listed.

American Beacon Ionic Inflation Protection ETF | American Beacon Ionic Inflation Protection ETF | Hedging Risk
Prospectus [Line Items]
Risk [Text Block]
Hedging Risk
If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, or the hedged instrument does not correlate to the risk sought to be hedged, the hedge might be unsuccessful, reduce the Fund’s return, or create a loss. In addition, hedges, even when successful in mitigating risk, may not prevent the Fund from experiencing losses on its investments. Hedging instruments may also reduce or eliminate gains that may otherwise have been available had the Fund not used the hedging instruments.

American Beacon Ionic Inflation Protection ETF | American Beacon Ionic Inflation Protection ETF | High Portfolio Turnover Risk
Prospectus [Line Items]
Risk [Text Block]
High Portfolio Turnover Risk
Portfolio turnover is a measure of the Fund’s trading activity over a one-year period. The Fund may engage in active and frequent trading, which could increase the Fund’s transaction costs, have a negative impact on performance, and generate higher capital gain distributions to shareholders than if the Fund had lower portfolio turnover.

American Beacon Ionic Inflation Protection ETF | American Beacon Ionic Inflation Protection ETF | Interest Rate Risk
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risk
Generally, the value of investments with interest rate risk, such as fixed-income securities or derivatives, will move in the opposite direction as movements in interest rates. Factors including central bank monetary policy, rising inflation rates, and changes in general economic conditions may cause interest rates to rise, which could cause the value of the Fund’s investments to decline. Interest rate increases, including significant or rapid increases, may result in a decline in the value of bonds or derivatives held by the Fund, make issuers less willing or able to make principal and interest payments on fixed-income investments when due, lead to heightened volatility in the fixed-income markets and adversely affect the liquidity of certain fixed-income investments, any of which may result in substantial losses to the Fund. When interest rates decline, issuers may prepay higher-yielding securities held by the Fund, resulting in the Fund reinvesting in securities with lower yields, which may cause a decline in its income. The prices of fixed-income securities or derivatives are also affected by their  durations. Fixed-income securities or derivatives with longer durations generally have greater sensitivity to changes in interest rates than those with shorter durations. Rising interest rates may cause the value of the Fund’s investments with longer durations and terms to maturity to decline, which may adversely affect the value of the Fund. For example, if a bond has a duration of two years, a 1% increase in interest rates could be expected to result in a 2% decrease in the value of the bond. Fluctuations in interest rates may also affect the liquidity of fixed-income securities and instruments held by the Fund.

American Beacon Ionic Inflation Protection ETF | American Beacon Ionic Inflation Protection ETF | Investment Risk
Prospectus [Line Items]
Risk [Text Block]
Investment Risk
An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

American Beacon Ionic Inflation Protection ETF | American Beacon Ionic Inflation Protection ETF | Leverage Risk
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk
The Fund’s use of derivative instruments may have the economic effect of financial leverage. Financial leverage magnifies the Fund’s exposure to the movements in prices of an asset or class of assets underlying a derivative instrument and may result in increased volatility, which means that the Fund will have the potential for greater losses than if the Fund does not use the derivative instruments that have a leveraging effect. Leverage may result in losses that exceed the amount originally invested and may accelerate the rate of losses. Leverage tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an asset or class of assets and may cause the Fund’s net asset value (“NAV”) per share to be volatile. There can be no assurance that the Fund’s use of leverage will be successful.

American Beacon Ionic Inflation Protection ETF | American Beacon Ionic Inflation Protection ETF | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk
The Fund is susceptible to the risk that certain investments held by the Fund may have limited marketability, be subject to restrictions on sale, be difficult or impossible to purchase or sell at favorable times or prices or become less liquid in response to market developments or adverse credit events that may affect issuers or guarantors of a security. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Market prices for such instruments may be volatile. During periods of substantial market volatility, an investment or even an entire market segment may become illiquid, sometimes abruptly, which can adversely affect the Fund’s ability to limit losses. The Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund. The Fund may be required to dispose of investments at unfavorable times or prices to satisfy obligations, which may result in losses or may be costly to the Fund.   For example, liquidity risk may be magnified in rising interest rate environments in the event of higher than normal redemption rates.   Unexpected redemptions may force the Fund to sell certain investments at unfavorable prices to meet redemption requests or other cash needs.  Judgment plays a greater role in pricing illiquid investments than in investments with more active markets.

American Beacon Ionic Inflation Protection ETF | American Beacon Ionic Inflation Protection ETF | Market Risk
Prospectus [Line Items]
Risk [Text Block]
Market Risk
The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Even when certain securities prices have generally increased over time, there have been periods of price decreases during those times, resulting in losses for investors, which are likely to occur again in the future.
Geopolitical and other events, including war, terrorism, trade disputes, pandemics, public health crises, natural disasters, and  cybersecurity incidents, have led, and in the future may continue to lead, to general instability in world economies and markets and reduced liquidity in securities, which may negatively affect the value of your investment.
Policies established by the  U.S. government and/or Federal Reserve and economic and political circumstances within the U.S. and abroad, such as inflation, changes in interest rates, recessions, changes in government leadership, a government’s inability to agree on a budget, high public debt, the threat or occurrence of a federal government shutdown and threats or the occurrence of a failure to increase the federal government’s debt limit, which could result in a default on the government’s obligations, may negatively affect investor and consumer confidence and may negatively impact financial markets and the broader economy, perhaps suddenly and to a significant degree.
Markets and market participants are increasingly reliant upon public and proprietary data and systems. Data or technology malfunctions and inaccuracies may disrupt markets and lead to negative consequences for market participants like the Fund.
■
Recent Market Events Risk. Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, during periods of significant volatility, the risks discussed herein associated with an investment in the Fund may be increased. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be changing, which may impact such economies and markets in ways that cannot be foreseen at this time.
Some countries, including the  U.S., have adopted more protectionist trade policies, including trade tariffs and other trade barriers, which is a trend that appears to be continuing globally. The economies of all nations, including the U.S., are subject to the risks of slowing global economic growth, protectionist trade policies, inflationary pressures, limits imposed by international trade and security agreements, political or economic dysfunction, poor consumer sentiment, and reduced demand for goods due to fluctuating commodity prices and currency values, and these risks may create significant market volatility in ways that cannot be foreseen at the present time. These economic risks could have a negative impact on the Fund’s investments.
The U.S. Federal Reserve and certain foreign central banks have started to lower interest rates, though economic or other factors could stop or reverse such changes. It is difficult to accurately predict the various economic and political factors that influence the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Changes in interest rates could lead to an economic slowdown in the U.S. and abroad, significant market volatility and reduced liquidity in certain sectors of the market.
Tensions, war, or open conflict between nations, such as among the United States, Israel and Iran, between Russia and Ukraine, otherwise in the Middle East or in eastern Asia could affect the economies of many nations, including the United States and may contribute to increased volatility and uncertainty in the financial markets. The extent and duration of ongoing hostilities and related sanctions and the repercussions of such events cannot be predicted. Those events have presented and could continue to present material uncertainty and risk with respect to markets globally, including in the oil and gas markets and potentially other industries and sectors, and the performance of the Fund and its investments or operations could be negatively impacted.
Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, which can occur relatively rapidly, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact issuer and market performance. As a consequence, the Fund’s holdings and its overall performance could be negatively impacted.
Global climate change may affect property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change in ways that cannot be foreseen. The impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.

American Beacon Ionic Inflation Protection ETF | American Beacon Ionic Inflation Protection ETF | Risk Management
Prospectus [Line Items]
Risk [Text Block]
Risk Management
Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it can only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program. Measures taken with the intention of decreasing exposure to identified risks might have the unintended effect of increasing exposure to other risks.

American Beacon Ionic Inflation Protection ETF | American Beacon Ionic Inflation Protection ETF | Segregated Assets Risk
Prospectus [Line Items]
Risk [Text Block]
Segregated Assets Risk
In connection with certain transactions that may give rise to future payment obligations, the Fund may be required to maintain a segregated amount of, or otherwise earmark, cash or liquid securities to cover the obligation. Segregated assets generally cannot be sold while the position they are covering is outstanding, unless they are replaced with other assets of equal value. The need to segregate cash or other liquid securities could limit the Fund’s ability to pursue other opportunities as they arise.

American Beacon Ionic Inflation Protection ETF | American Beacon Ionic Inflation Protection ETF | U.S. Treasury Obligations Risk
Prospectus [Line Items]
Risk [Text Block]
U.S. Treasury Obligations Risk
The market value of U.S. Treasury obligations may vary due to fluctuations in interest rates. In addition, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s investments in obligations issued by the U.S. Treasury to decline. Certain political events in the U.S., such as a prolonged government shutdown or potential default on the national debt, may also cause investors to lose confidence in the U.S. government and may cause the value of U.S. Treasury obligations to decline.

American Beacon Ionic Inflation Protection ETF | American Beacon Ionic Inflation Protection ETF | Other Investment Companies Risk
Prospectus [Line Items]
Risk [Text Block]
Other Investment Companies Risk
To the extent that the Fund invests in shares of other registered investment companies, the Fund will indirectly bear the fees and expenses charged by those investment companies in addition to the Fund’s direct fees and expenses. To the extent the Fund invests in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, the Fund is subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject. The Fund will be subject to the risks associated with investments in those companies, including but not limited to the following:
■
Exchange-Traded Funds (“ETFs”) Risk. Because ETFs are listed on an exchange, they may be subject to trading halts, may trade at a premium or discount to their net asset value (“NAV”) and may not be liquid. An ETF that tracks an index may not precisely replicate the returns of that index, and an actively-managed ETF’s performance will reflect its adviser’s ability to make investment decisions that are suited to achieving the ETF’s investment objectives. Future legislative or regulatory changes, including changes in taxation, could impact the operation of ETFs.

■
Government Money Market Funds Risk. Investments in government money market funds are subject to interest rate risk, credit risk, and market risk. Credit risk is the risk that the issuer, guarantor or insurer of an obligation, or the  counterparty to a transaction, may fail or become less able or unwilling, to make timely payment of interest or principal or otherwise honor its obligations, or that it may default completely.

American Beacon Ionic Inflation Protection ETF | American Beacon Ionic Inflation Protection ETF | Volatility Risk
Prospectus [Line Items]
Risk [Text Block]
Volatility Risk
The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s NAV to experience significant increases or declines in value over short periods of time.

American Beacon Ionic Inflation Protection ETF | American Beacon Ionic Inflation Protection ETF | Inflation Protection Risk
Prospectus [Line Items]
Risk [Text Block]
Inflation Protection  Risk
Although the Fund seeks to generate positive returns during periods of rising inflation and inflation expectations, the sub-advisor’s investment strategy may fail to achieve this result. If the Fund’s investments do not keep pace with inflation, the real (or inflation-adjusted) value of its assets could decline as their purchasing power decreases. Additionally, due to the Fund’s principal investment strategies, its performance may decline during environments with deflation, or a general decline in prices.

American Beacon Ionic Inflation Protection ETF | American Beacon Ionic Inflation Protection ETF | Small Fund Risk
Prospectus [Line Items]
Risk [Text Block]
Small Fund Risk
Like other smaller funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. Investment positions may also have a disproportionate impact, negative or positive, on performance, and Fund performance may be more volatile than that of a larger fund. The Fund’s shareholder fees and annual fund operating expenses also may be higher than those of a fund that has attracted sufficient assets to achieve investment and trading efficiencies. Shareholders of the Fund may incur higher expenses if the Fund fails to attract sufficient assets to realize economies of scale. Investors in the Fund also bear the risk that, without sufficient assets, the Fund may not be successful in implementing its investment strategy or may not employ a successful investment strategy.

American Beacon Ionic Inflation Protection ETF | American Beacon Ionic Inflation Protection ETF | Treasury Inflation-Protected Securities Risk
Prospectus [Line Items]
Risk [Text Block]
Treasury Inflation-Protected Securities Risk
U.S. Treasury inflation-protected securities (“TIPS”) are debt instruments issued by the United States Department of the Treasury. The principal of TIPS increases with inflation and decreases with deflation, as measured by the CPI-U. When TIPS mature, investors are paid the adjusted principal or original principal, whichever is greater. Interest payments on TIPS are unpredictable and will fluctuate as the principal and corresponding interest payments are adjusted for inflation. TIPS generally pay a lower nominal interest rate than a comparable non-inflation-indexed bond. There can be no assurance that the CPI-U will accurately measure the real rate of inflation in the prices of goods and services. Any increases in the principal amount of TIPS will be considered taxable ordinary income, even though the Fund or ETFs in which the Fund invests will not receive the principal until maturity. As a result, the Fund may make income distributions to shareholders that exceed the cash it receives. In addition, TIPS are subject to interest rate risk.

American Beacon Ionic Inflation Protection ETF | American Beacon Ionic Inflation Protection ETF | Valuation Risk
Prospectus [Line Items]
Risk [Text Block]
Valuation Risk
Certain of the Fund’s assets may be valued at a price different from the price at which they can be sold. This risk may be especially pronounced for investments that are illiquid or may become illiquid, or securities that trade in relatively thin markets and/or markets that experience extreme volatility. The valuation of the Fund’s investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.